Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of preliminary analysis for the Goedeker asset purchase
Purchase consideration at fair value (as restated):
Note payable, net of $462,102 debt discount and $215,500 of capitalized financing costs	$3,637,898
Cash to seller at closing	478,000
Working capital adjustment	(809,000)
Contingent note payable	81,494
Fair value of ownership interest in Holdco transferred to seller	786,981
Amount of consideration	$4,175,373

Assets acquired and liabilities assumed at fair value
Accounts receivable	$456,183
Inventories	1,851,251
Other assets	295,863
Property and equipment	216,286
Customer related intangibles	749,000
Marketing related intangibles - tradename	1,368,000
Accounts payable and accrued expenses	(3,056,855)
Customer deposits	(2,430,044)
Net tangible assets acquired (liabilities assumed)	$(550,316)

Total net assets acquired (liabilities assumed)	$(550,316)
Consideration paid	4,175,373
Goodwill	$4,725,689